SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 18:-	SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the RFID and Mobile Solutions segment and the Supply Chain Solutions segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2011, 2010 and 2009 were as follows:

	RFID and Mobile Solutions	Supply Chain Solutions	Not Allocated/ Intercompany	Consolidated
2011

Revenues	$13,128	$21,332	$(1,026)	$33,434

Gross profit	$3,105	$3,405	$-	$6,510

Assets related to segment	$10,132	$9,869	$68	$20,069

2010

Revenues	$12,463	$17,724	$-	$30,187

Gross profit	$3,632	$3,851	$-	$7,483

Assets related to segment	$12,418	$9,605	$107	$22,130

2009

Revenues	$10,729	$14,738	$-	$25,467

Gross profit	$3,375	$116	$-	$3,491

Assets related to segment	$17,201	$4,159	$579	$21,939

b.	The following presents total revenues and long-lived assets for the years 2011, 2010 and 2009 based on the location of customers:

	Year ended December 31,
	2011		2010		2009
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *)	revenues	assets *)	revenues	assets *)

America	$1,514	$-	$2,596	$-	$1,548	$-
Far East	3,943	-	2,228	-	998	-
Europe	976	-	811	-	566	-
Israel and others	27,001	1,166	24,552	1,135	22,355	1,221

	$33,434	$1,166	$30,187	$1,135	$25,467	$1,221

*)	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2011	2010	2009

Customer A (Supply Chain Segment)	10%	7%	14%